S000062377 [Member] N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BlackRock Variable Series Funds II, Inc.
Entity Central Index Key	0001738072
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	May 01, 2026